Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000012145 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Value Fund
Class Name	Investor Shares
Trading Symbol	VTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Seven of the Fund’s 11 industry sectors hurt returns relative to the benchmark. Selection in industrials and information technology detracted most, while strong selection in health care boosted results most. Utilities and energy also contributed modestly.
  Returns were positive across all regions in the portfolio, but all except Europe trailed the benchmark. Selection in the Pacific region and North America detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.90%	11.92%	7.17%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 11,620,000,000
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 17,906,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$11,620
Number of Portfolio Holdings	192
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$17,906

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	0.8%
Asia	35.3%
Europe	46.2%
North America	9.7%
Oceania	1.6%
South America	3.0%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, Lazard Asset Management LLC was removed as an investment advisor to the Fund, and Altrinsic Global Advisors, LLC was added as an investment advisor to the Fund. Also during the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Also during the reporting period, the expense ratio for the Fund was reduced.
Material Fund Change Adviser [Text Block]	During the reporting period, Lazard Asset Management LLC was removed as an investment advisor to the Fund, and Altrinsic Global Advisors, LLC was added as an investment advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000032457 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Diversified Equity Fund
Class Name	Investor Shares
Trading Symbol	VDEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund is a fund of funds, investing in six actively managed Vanguard funds selected to provide broad exposure to all segments of the U.S. equity market. Together, those funds cover the style and capitalization spectrum.
  Returns of the underlying funds ranged from 7.70% for Vanguard Explorer Fund to 28.35% for Vanguard U.S. Growth Fund. Among the underlying funds, four underperformed and two outperformed the Fund’s benchmark. The underperformers accounted for about half the Fund’s assets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.27%	14.76%	13.33%
MSCI US Broad Market Index	20.93%	16.89%	14.17%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 3,008,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$3,008
Number of Portfolio Holdings	7
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard U.S. Growth Fund Investor Shares	30.4%
Vanguard Growth and Income Fund Investor Shares	20.3%
Vanguard WindsorTM Fund Investor Shares	19.3%
Vanguard Windsor II Fund Investor Shares	15.0%
Vanguard ExplorerTM Fund Investor Shares	10.0%
Vanguard Mid-Cap Growth Fund	5.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.